T. ROWE PRICE Health Sciences Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.9%
BIOTECHNOLOGY 25.0%
Major Biotechnology 6.1%
Amgen  801,484 215,407
Biogen (1) 282,381 72,575
Celldex Therapeutics (1) 333,686 9,183
Exact Sciences (1) 1,085,845 74,076
Exact Sciences CMO Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 3,726,272 1,975
Exact Sciences FDA Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 1,863,136 987
Neurocrine Biosciences (1) 245,708 27,642
Royalty Pharma, Class A  1,359,873 36,907
Vertex Pharmaceuticals (1) 1,253,658 435,947
874,699
Other Biotechnology 18.9%
Aadi Bioscience (1) 123,556 598
ACADIA Pharmaceuticals (1) 1,264,177 26,345
Acerta Future Payments, EC, Acquisition Date: 6/30/21,
Cost $8,068 (1)(2)(3) 8,067,982 7,665
Affinivax Expense Fund, Acquisition Date: 9/12/22, Cost $12 (1)
(2)(3) 12,445 12
Affinivax Milestone Event, Acquisition Date: 9/12/22,
Cost $3,454 (1)(2)(3) 7,349,672 4,410
Affinivax Next Gen. Prod. Milestone Event, Acquisition Date:
9/12/22, Cost $3,454 (1)(2)(3) 7,349,672 1,690
Agios Pharmaceuticals (1) 359,033 8,886
Akero Therapeutics (1) 727,896 36,817
Alector (1) 667,255 4,324
Allakos (1) 662,758 1,504
Allogene Therapeutics (1) 1,348,140 4,274
Alnylam Pharmaceuticals (1) 1,392,718 246,650
Apellis Pharmaceuticals (1) 646,440 24,591
Arvinas (1) 484,002 9,506
Ascendis Pharma, ADR (1) 424,556 39,755
Avidity Biosciences (1) 1,375,083 8,773
BeiGene, ADR (1) 560,787 100,869
Bicycle Therapeutics, ADR (1) 459,016 9,222
BioMarin Pharmaceutical (1) 844,704 74,739
Blueprint Medicines (1) 1,555,591 78,122
Centessa Pharmaceuticals, ADR (1) 1,045,729 6,766
Cerevel Therapeutics Holdings (1) 1,903,967 41,564
CRISPR Therapeutics (1) 299,281 13,584
Cytokinetics (1) 340,609 10,034

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Day One Biopharmaceuticals (1) 281,625 3,456
Denali Therapeutics (1) 740,274 15,272
Entrada Therapeutics (1) 557,459 8,808
EQRx, Warrants, 12/20/26 (1) 199,070 8
Evotec (EUR) (1) 325,541 6,480
Exelixis (1) 1,696,919 37,078
Fate Therapeutics (1) 635,972 1,348
Generation Bio (1) 1,350,506 5,118
Genmab (DKK) (1) 163,247 57,798
Ginkgo Bioworks, Earn Out Shares $15.00, Acquisition Date:
9/17/21, Cost $— (1)(2) 212,706 100
Ginkgo Bioworks, Earn Out Shares $17.50, Acquisition Date:
9/17/21, Cost $— (1)(2) 212,706 88
Ginkgo Bioworks, Earn Out Shares $20.00, Acquisition Date:
9/17/21, Cost $— (1)(2) 212,706 79
Gyroscope Therapeutics, Milestone Payment 1, Acquisition Date:
2/18/22, Cost $5,684 (1)(2)(3) 5,683,928 2,785
Gyroscope Therapeutics, Milestone Payment 2, Acquisition Date:
2/18/22, Cost $3,788 (1)(2)(3) 3,788,007 1,023
Gyroscope Therapeutics, Milestone Payment 3, Acquisition Date:
2/18/22, Cost $3,788 (1)(2)(3) 3,788,007 985
IGM Biosciences (1) 448,098 3,742
Immatics (1) 846,552 9,803
Immuneering, Class A (1) 1,244,512 9,558
Immunocore Holdings, ADR (1) 1,729,817 89,778
Immunome PIPE, Acquisition Date: 6/29/23, Cost $4,781 (1)(2)(4) 831,551 6,249
Incyte (1) 545,889 31,536
Insmed (1) 2,196,678 55,466
Intellia Therapeutics (1) 285,323 9,022
Ionis Pharmaceuticals (1) 1,054,563 47,835
Iovance Biotherapeutics (1) 1,726,119 7,854
Karuna Therapeutics (1) 742,195 125,498
Kymera Therapeutics (1) 885,888 12,314
Leap Therapeutics (1) 288,613 398
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $551 (1)(2) 43,400 54
Legend Biotech, ADR (1) 1,544,909 103,772
LianBio, ADR (1) 2,033,954 3,031
Longboard Pharmaceuticals (1) 686,122 3,815
Lyell Immunopharma (1) 5,150,608 7,571
Mirati Therapeutics (1) 1,239,528 53,994
Moderna (1) 165,391 17,083
Monte Rosa Therapeutics (1) 963,267 4,614
MoonLake Immunotherapeutics (1) 1,008,167 57,466
Morphic Holding (1) 474,912 10,880
Novocure (1) 1,201,190 19,399
Nuvation Bio (1) 464,755 623

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Pliant Therapeutics (1) 548,147 9,505
Prelude Therapeutics (1) 787,118 2,432
Prothena (1) 880,983 42,507
PTC Therapeutics (1) 340,996 7,642
RAPT Therapeutics (1) 612,083 10,173
Regeneron Pharmaceuticals (1) 774,131 637,079
Relay Therapeutics (1) 2,626,796 22,091
Relmada Therapeutics (1) 110,669 332
Repligen (1) 288,773 45,918
Replimune Group (1) 1,520,656 26,018
REVOLUTION Medicines (1) 1,553,934 43,013
Rocket Pharmaceuticals (1) 892,245 18,282
Sage Therapeutics (1) 390,414 8,035
Sana Biotechnology (1) 2,024,086 7,833
Sarepta Therapeutics (1) 498,446 60,422
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (1)(2) 151,540 422
Scholar Rock Holding (1) 1,745,281 12,391
SpringWorks Therapeutics (1) 791,061 18,289
Structure Therapeutics PIPE, Acquisition Date: 9/29/23,
Cost $2,886 (1)(2)(4) 231,057 3,689
Tenaya Therapeutics (1) 1,091,381 2,783
Theseus Pharmaceuticals (1) 898,445 2,417
Ultragenyx Pharmaceutical (1) 1,170,445 41,726
Ventyx Biosciences (1) 784,454 27,244
Vividion Therapeutics, Milestone Payment 3, Acquisition Date:
8/25/21, Cost $— (1)(2)(3) 1,746,361 1,360
Voyager Therapeutics (1) 701,330 5,435
Xencor (1) 751,074 15,134
Zai Lab, ADR (1) 1,234,282 30,005
Zentalis Pharmaceuticals (1) 867,658 17,405
2,712,063
Total Biotechnology 3,586,762
LIFE SCIENCES 10.6%
Life Sciences 10.6%
Agilent Technologies  1,672,959 187,070
Bio-Techne  427,820 29,122
Bruker  954,217 59,448
Charles River Laboratories International (1) 110,599 21,675
Danaher  1,594,684 395,641
Ginkgo Bioworks Holdings, Class A (1) 1,945,301 3,521
Illumina (1) 111,991 15,374
Mettler-Toledo International (1) 32,765 36,306
Olink Holding, ADR (1) 1,948,958 28,747
Pacific Biosciences of California (1) 3,037,525 25,363

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Seer (1) 784,316 1,734
Senti Biosciences (1) 1,120,431 476
SomaLogic, Warrants, 8/31/26 (1) 90,179 20
SomaLogic, Earn Out Shares $20, Acquisition Date: 9/2/21,
Cost $— (1)(2)(3) 3,873,442 —
Thermo Fisher Scientific  1,399,886 708,580
Twist Bioscience (1) 414,200 8,392
Total Life Sciences 1,521,469
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
Orchestra BioMed Holdings (1) 469,504 4,094
Total Miscellaneous 4,094
PHARMACEUTICALS 16.5%
Major Pharmaceuticals 16.5%
AbbVie  611,805 91,196
AstraZeneca, ADR  6,321,471 428,090
Daiichi Sankyo (JPY)  1,840,600 50,391
Eli Lilly  1,975,811 1,061,267
Merck  5,080,843 523,073
Novo Nordisk, ADR  1,569,835 142,761
Pfizer  1,267,357 42,038
Roche Holding (CHF)  135,245 36,922
Total Pharmaceuticals 2,375,738
PRODUCTS & DEVICES 17.4%
Capital Equipment 0.4%
PROCEPT BioRobotics (1) 907,177 29,765
STERIS  100,921 22,144
51,909
Implants 9.3%
Becton Dickinson & Company  934,096 241,492
Boston Scientific (1) 1,472,586 77,752
Intuitive Surgical (1) 1,671,152 488,461
iRhythm Technologies (1) 195,244 18,404
Stryker  1,535,647 419,646
Teleflex  246,755 48,465
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $13,998 (1)(2)(3) 113,564 11,077
Zimmer Biomet Holdings  281,587 31,600
1,336,897
Other Products & Devices 7.7%
10X Genomics, Class A (1) 1,224,020 50,491
Argenx, ADR (1) 708,551 348,345
Avantor (1) 2,749,503 57,960

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Catalent (1) 1,170,817 53,307
Dexcom (1) 759,171 70,831
Hologic (1) 1,345,512 93,379
Inari Medical (1) 615,371 40,245
Insulet (1) 343,972 54,860
Lantheus Holdings (1) 466,212 32,392
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $31,622 (1)(2)
(3) 8,397,988 3,359
Penumbra (1) 739,477 178,887
Saluda Medical, Warrants, 1/20/27, Acquisition Date: 1/20/22,
Cost $— (1)(2)(3) 103,592 298
Shockwave Medical (1) 581,671 115,811
Warby Parker, Class A (1) 615,911 8,105
1,108,270
Total Products & Devices 2,497,076
SERVICES 20.9%
Distribution 0.1%
Option Care Health (1) 445,510 14,412
14,412
Information 0.6%
GeneDx Holdings (1) 30,161 110
GeneDx Holdings, Warrants, 7/22/26 (1) 206,747 6
Veeva Systems, Class A (1) 463,932 94,387
94,503
Other Services 1.6%
Guardant Health (1) 1,376,958 40,813
IQVIA Holdings (1) 212,095 41,730
West Pharmaceutical Services  359,973 135,065
Wuxi Biologics Cayman (HKD) (1) 2,387,000 13,873
231,481
Payors 17.3%
Alignment Healthcare (1) 759,306 5,270
Centene (1) 1,811,288 124,761
Cigna Group  669,619 191,558
Elevance Health  1,085,288 472,556
Humana  636,668 309,752
Molina Healthcare (1) 738,462 242,134
UnitedHealth Group  2,270,187 1,144,606
2,490,637
Providers 1.3%
agilon health (1) 3,003,671 53,345
HCA Healthcare  390,472 96,048

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Surgery Partners (1) 1,185,312 34,671
184,064
Total Services 3,015,097
Total Miscellaneous Common Stocks  4.5% (5) 655,386
Total Common Stocks (Cost $7,225,153) 13,655,622
CONVERTIBLE PREFERRED STOCKS 4.8%
BIOTECHNOLOGY 1.9%
Other Biotechnology 1.9%
Arbor Bio, Series B, Acquisition Date: 10/29/21, Cost $8,828 (1)
(2)(3) 532,759 8,828
Avalyn Pharma, Series C-1, Acquisition Date: 9/22/23,
Cost $6,178 (1)(2)(3) 8,436,161 6,178
Cargo Therapeutics, Series A-1, Acquisition Date: 2/22/23 -
7/7/23, Cost $6,555 (1)(2)(3) 6,554,789 6,555
Chroma Medicine, Series A, Acquisition Date: 10/12/21,
Cost $11,040 (1)(2)(3) 5,207,526 13,540
Chroma Medicine, Series B, Acquisition Date: 2/8/23,
Cost $4,412 (1)(2)(3) 1,697,072 4,412
Delfi Diagnostics, Series A, Acquisition Date: 1/12/21 - 4/7/22,
Cost $7,107 (1)(2)(3) 3,426,868 16,605
Delfi Diagnostics, Series B, Acquisition Date: 6/10/22,
Cost $8,980 (1)(2)(3) 1,853,138 8,980
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $18,021 (1)(2)(3) 1,018,820 21,904
Eikon Therapeutics, Series C, Acquisition Date: 5/18/23,
Cost $4,262 (1)(2)(3) 198,249 4,262
EndeavorBio, Series B, Acquisition Date: 1/21/22, Cost $8,808 (1)
(2)(3) 1,867,734 8,808
FOG Pharma, Series C, Acquisition Date: 1/11/21 - 8/2/21,
Cost $6,251 (1)(2)(3) 431,391 4,643
FOG Pharma, Series D, Acquisition Date: 11/17/22,
Cost $6,621 (1)(2)(3) 615,203 6,621
Generate Bio, Series B, Acquisition Date: 9/2/21, Cost $22,096 (1)
(2)(3) 1,864,632 22,096
Generate Bio, Series C, Acquisition Date: 5/9/23, Cost $4,412 (1)
(2)(3) 372,360 4,412
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $4,236 (1)(2)(3)(6) 829,412 4,236
Genesis Therapeutics, Series B, Acquisition Date: 8/10/23,
Cost $10,152 (1)(2)(3)(6) 1,987,585 10,152
Insitro, Series B, Acquisition Date: 5/21/20, Cost $5,505 (1)(2)(3) 883,580 16,162
Insitro, Series C, Acquisition Date: 4/7/21, Cost $10,762 (1)(2)(3) 588,382 10,762
Kartos Therapeutics, Series C, Acquisition Date: 8/22/23,
Cost $10,593 (1)(2)(3) 1,873,841 10,593

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Laronde, Series B, Acquisition Date: 7/28/21, Cost $32,757 (1)(2)
(3) 1,169,887 4,914
Odyssey Therapeutics, Series B, Acquisition Date: 5/13/22,
Cost $7,048 (1)(2)(3) 1,115,915 5,580
Rapport Therapeutics, Series B, Acquisition Date: 8/7/23,
Cost $3,531 (1)(2)(3) 2,105,246 3,531
Ring Therapeutics, Series B, Acquisition Date: 4/12/21,
Cost $9,004 (1)(2)(3) 978,705 9,004
Ring Therapeutics, Series C, Acquisition Date: 10/7/22,
Cost $4,414 (1)(2)(3) 479,818 4,414
SalioGen Therapeutics, Series B, Acquisition Date: 12/10/21,
Cost $11,024 (1)(2)(3) 104,129 11,024
Scribe Therapeutics, Series B, Acquisition Date: 3/17/21,
Cost $6,219 (1)(2)(3) 1,027,755 6,219
Sionna Therapeutics, Series B, Acquisition Date: 2/2/22,
Cost $5,284 (1)(2)(3) 541,277 5,284
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $7,915 (1)(2)(3) 387,032 7,915
Treeline Biosciences, Series A, Acquisition Date: 4/9/21 - 9/26/22,
Cost $18,552 (1)(2)(3) 2,370,150 18,552
Total Biotechnology 266,186
CONSUMER NONDURABLES 0.2%
Biotechnology 0.1%
Nutcracker Therapeutics, Series C, Acquisition Date: 8/27/21,
Cost $11,050 (1)(2)(3) 1,027,785 11,050
11,050
Healthcare Services 0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $12,364 (1)(2)
(3) 853,213 2,501
Capsule, Series E, Acquisition Date: 1/10/23, Cost $2,658 (1)(2)(3) 906,656 2,658
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,180 (1)(2)(3) 296,922 5,734
Color Health, Series D-1, Acquisition Date: 1/13/20,
Cost $9,358 (1)(2)(3) 438,696 6,326
Color Health, Series E, Acquisition Date: 10/26/21, Cost $4,414 (1)
(2)(3) 44,149 1,678
18,897
Total Consumer Nondurables 29,947
LIFE SCIENCES 1.2%
Life Sciences 1.2%
Cellanome, Series A, Acquisition Date: 12/30/21, Cost $11,023 (1)
(2)(3)(6) 1,993,387 13,874
Chromacode, Series D-1, Acquisition Date: 2/28/22,
Cost $2,202 (1)(2)(3) 3,137,582 1,443

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Chromacode, Series D-2, Acquisition Date: 2/28/22,
Cost $2,202 (1)(2)(3) 3,137,581 2,202
Clear Labs, Series C, Acquisition Date: 5/13/21, Cost $13,294 (1)
(2)(3) 3,830,773 7,738
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $21,371
(EUR) (1)(2)(3) 25,201 19,983
Element Biosciences, Series C, Acquisition Date: 6/21/21,
Cost $17,704 (1)(2)(3) 861,217 15,596
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $12,829 (1)(2)
(3) 1,452,941 4,228
Lumicks Tech, Series D, Acquisition Date: 4/14/21,
Cost $8,875 (1)(2)(3) 4,954 6,684
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $16,458 (1)(2)(3) 1,204,832 73,169
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $18,957 (1)(2)(3) 426,855 25,923
Total Life Sciences 170,840
PRODUCTS & DEVICES 0.3%
Capital Equipment 0.1%
Reflexion Medical, Series C, Acquisition Date: 4/3/18,
Cost $4,243 (1)(2)(3) 2,507,885 3,862
Reflexion Medical, Series D, Acquisition Date: 4/3/20,
Cost $2,142 (1)(2)(3) 1,123,437 1,775
Reflexion Medical, Series E, Acquisition Date: 3/1/22,
Cost $4,403 (1)(2)(3) 1,857,286 3,065
8,702
Implants 0.1%
Kardium, Series D-5, Acquisition Date: 11/29/18, Cost $8,574 (1)
(2)(3)(6) 8,849,057 8,989
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $12,516 (1)
(2)(3)(6) 12,320,393 12,516
21,505
Other Products & Devices 0.1%
Saluda Medical, Series D, Acquisition Date: 1/20/22,
Cost $8,809 (1)(2)(3) 690,617 6,133
Saluda Medical, Series E, Acquisition Date: 4/6/23,
Cost $4,353 (1)(2)(3) 539,186 4,353
10,486
Total Products & Devices 40,693
SERVICES 1.2%
Information 0.0%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $6,904 (1)(2)(3) 586,029 5,257
5,257

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Other Services 1.2%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $10,374 (1)(2)(3) 3,758,668 20,109
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $18,471 (1)(2)(3) 2,280,334 12,200
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $7,103 (1)(2)(3) 1,558,570 18,189
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $6,139 (1)(2)(3) 928,231 10,832
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,971 (1)(2)(3) 526,504 6,144
PrognomIQ, Series A-4, Acquisition Date: 11/15/19,
Cost $1,356 (1)(2)(3)(6) 593,540 1,816
PrognomIQ, Series A-5, Acquisition Date: 5/12/20, Cost $1,174 (1)
(2)(3)(6) 513,797 1,572
PrognomIQ, Series B, Acquisition Date: 9/11/20, Cost $8,533 (1)
(2)(3)(6) 3,734,140 11,426
PrognomIQ, Series C, Acquisition Date: 2/16/22, Cost $3,498 (1)
(2)(3)(6) 1,143,244 3,498
Tempus Labs, Series D, Acquisition Date: 3/16/18, Cost $8,876 (1)
(2)(3) 946,886 37,288
Tempus Labs, Series E, Acquisition Date: 8/23/18,
Cost $10,607 (1)(2)(3) 633,505 26,240
Tempus Labs, Series F, Acquisition Date: 4/30/19, Cost $4,279 (1)
(2)(3) 172,826 7,380
Tempus Labs, Series G, Acquisition Date: 2/6/20, Cost $4,285 (1)
(2)(3) 111,715 4,938
Tempus Labs, Series G-2, Acquisition Date: 11/19/20,
Cost $6,720 (1)(2)(3) 117,271 4,229
165,861
Providers 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $7,540 (1)(2)(3) 3,130,941 3,663
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $6,626 (1)(2)(3) 2,095,807 2,452
6,115
Total Services 177,233
Total Convertible Preferred Stocks (Cost $608,002) 684,899

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS 0.5%
LIFE SCIENCES 0.5%
Life Sciences 0.5%
Sartorius (EUR)  196,599 66,587
Total Life Sciences 66,587
Total Preferred Stocks (Cost $34,192) 66,587
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.40% (6)(7) 2,922,410 2,922
Total Short-Term Investments (Cost $2,922) 2,922
Total Investments in Securities 100.2%
(Cost $7,870,269) $ 14,410,030
Other Assets Less Liabilities (0.2)% (31,407)
Net Assets 100.0% $ 14,378,623
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$733,206 and represents 5.1% of net assets.
(3) Level 3 in fair value hierarchy.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at September 30, 2023, were $7,667 and were valued at $9,938
(0.1% of net assets).
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Affiliated Companies
(7) Seven-day yield

T. ROWE PRICE Health Sciences Fund

ADR American Depositary Receipts
CHF Swiss Franc
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
HKD Hong Kong Dollar
JPY Japanese Yen
PIPE Private Investment in Public Equity

T. ROWE PRICE Health Sciences Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Cellanome, Series A  $ — $ — $ —
Chroma Medicine, Series A  — 2,500 —
Chroma Medicine, Series B  — — —
Chromacode, Series D-1  — (597) —
Chromacode, Series D-2  — 509 —
Clear Labs, Series C  — (5,556) —
Cleerly, Series C  — (1,647) —
Genesis Therapeutics, Series A  — — —
Genesis Therapeutics, Series B  — — —
Kardium, Series D-5  — — —
Kardium, Series D-6  — — —
PrognomIQ, Series A-4  — — —
PrognomIQ, Series A-5  — — —
PrognomIQ, Series B  — (1) —
PrognomIQ, Series C  — — —
T. Rowe Price Government Reserve Fund, 5.40% — — 870
Totals $ —# $ (4,792) $ 870+

T. ROWE PRICE Health Sciences Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
Cellanome, Series A  $ 13,874 $ — $ — $ 13,874
Chroma Medicine, Series A  11,040 — — *
Chroma Medicine, Series B  — 4,412 — *
Chromacode, Series D-1  * — — *
Chromacode, Series D-2  * — — *
Clear Labs, Series C  * — — *
Cleerly, Series C  * — — *
Genesis Therapeutics, Series A  * — — 4,236
Genesis Therapeutics, Series B  — 10,152 — 10,152
Kardium, Series D-5  8,989 — — 8,989
Kardium, Series D-6  12,516 — — 12,516
PrognomIQ, Series A-4  1,816 — — 1,816
PrognomIQ, Series A-5  1,572 — — 1,572
PrognomIQ, Series B  11,427 — — 11,426
PrognomIQ, Series C  3,498 — — 3,498
T. Rowe Price Government
Reserve Fund, 5.40% 158,976  ¤  ¤ 2,922
Total $ 71,001^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $870 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $63,984.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Health Sciences Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Health Sciences Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Health Sciences Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Health Sciences Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 13,379,897 $ 238,099 $ 37,626 $ 13,655,622
Convertible Preferred Stocks — — 684,899 684,899
Preferred Stocks — 66,587 — 66,587
Short-Term Investments 2,922 — — 2,922
Total $ 13,382,819 $ 304,686 $ 722,525 $ 14,410,030

T. ROWE PRICE Health Sciences Fund

loss on Level 3 instruments held at September 30, 2023, totaled $(105,179,000) for the period ended September 30, 2023. During the period, transfers into Level 3 resulted from a lack of observable market data for the security.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Ending
Balance
9/30/23
Investment in
Securities
Common Stocks $ 60,839 $ 8,083 $ — $ (31,310) $ 14 $ 37,626
Convertible Preferred
Stocks 714,986 (99,558) 69,471 — — 684,899
Total $ 775,825 $ (91,475) $ 69,471 $ (31,310) $ 14 $ 722,525
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 37,626 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5%
–100%
50% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.7x
– 7.9x
6.1x Increase
Sales growth
rate
20% 20% Increase

T. ROWE PRICE Health Sciences Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to gross
profit multiple
4.7x 4.7x Increase
Discount rate
for cost of
capital
6% 6% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
capital
5%
– 25%
11% Decrease
Discount for
regulatory
uncertainty
29% 29% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 53% 53% Increase
Convertible
Preferred
Stocks
$ 684,899 Recent
comparable
transaction
price(s)
—# —# —# —#
Premium for
conversion
ratio rights
3%
– 10%
7% Increase
Premium for
cumulative
preferred
dividend rights
9%
– 23%
13% Increase
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#

T. ROWE PRICE Health Sciences Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to sales
multiple
2.1x
– 5.7x
4.7x Increase
Sales growth
rate
20%
- 97%
29% Increase
Enterprise
value to gross
profit multiple
3.7x
– 9.9x
7.8x Increase
Gross profit
growth rate
23% 23% Increase
Projected
enterprise
value to sales
multiple
3.6x
– 7.9x
7.0x Increase
Probability
for potential
outcome
5% - 65% 33% Increase
Rate of return 40% 40% Decrease
Discount rate
for cost of
capital
15%
– 25%
17% Decrease
Discount for
uncertainty
80%
– 100%
95% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase

T. ROWE PRICE Health Sciences Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Volatility 73% 73% Increase

T. ROWE PRICE Health Sciences Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F114-054Q3 09/23